12. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	$ 122,849,032	$ 85,715,553
Additions	11,452,324	37,182,932
Transfers	(4,121,788)	(46,207)
Disposals	(1,548)	(3,246)
Property, plant and equipment cost, ending	130,178,020	122,849,032
Property, plant and equipment depreciation, beginning	45,661,766	38,453,239
Depreciation for the year	3,620,674	2,681,584
Disposals and impairment	3,417,101	4,526,943
Transfers	(1,708,216)	0
Property, plant and equipment depreciation, ending	50,991,325	45,661,766
Property, plant and equipment net book value	79,186,695	77,187,266
Lands and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	8,594,860	5,741,439
Additions	5,165	1,440,902
Transfers	1,207,819	1,412,519
Disposals	0	0
Property, plant and equipment cost, ending	9,807,844	8,594,860
Property, plant and equipment depreciation, beginning	1,198,700	1,027,859
Depreciation for the year	223,697	170,841
Disposals and impairment	32,540	0
Transfers	0	0
Property, plant and equipment depreciation, ending	1,454,937	1,198,700
Property, plant and equipment net book value	8,352,907	7,396,160
Electric Power Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	59,872,775	47,508,461
Additions	104,185	11,539,267
Transfers	9,950,779	825,047
Disposals	0	0
Property, plant and equipment cost, ending	69,927,739	59,872,775
Property, plant and equipment depreciation, beginning	37,763,147	34,434,565
Depreciation for the year	2,384,377	2,010,313
Disposals and impairment	1,012,242	1,318,269
Transfers	0	0
Property, plant and equipment depreciation, ending	41,159,766	37,763,147
Property, plant and equipment net book value	28,767,973	22,109,628
Wind Turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	13,445,671	7,371,556
Additions	0	0
Transfers	9,782,105	6,074,115
Disposals	0	0
Property, plant and equipment cost, ending	23,227,776	13,445,671
Property, plant and equipment depreciation, beginning	609,707	163,359
Depreciation for the year	907,830	446,348
Disposals and impairment	0	0
Transfers	0	0
Property, plant and equipment depreciation, ending	1,517,537	609,707
Property, plant and equipment net book value	21,710,239	12,835,964
Gas Turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	6,593,598	11,124,709
Additions	0	0
Transfers	(4,067,667)	(4,531,111)
Disposals	0	0
Property, plant and equipment cost, ending	2,525,931	6,593,598
Property, plant and equipment depreciation, beginning	1,695,826	0
Depreciation for the year	0	0
Disposals and impairment	1,500,186	1,695,826
Transfers	(1,708,216)	0
Property, plant and equipment depreciation, ending	1,487,796	1,695,826
Property, plant and equipment net book value	1,038,135	4,897,772
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	31,014,731	10,723,987
Additions	11,223,599	24,117,611
Transfers	(21,527,659)	(3,826,867)
Disposals	0	0
Property, plant and equipment cost, ending	20,710,671	31,014,731
Property, plant and equipment depreciation, beginning	1,516,091	0
Depreciation for the year	0	0
Disposals and impairment	858,243	1,516,091
Transfers	0	0
Property, plant and equipment depreciation, ending	2,374,334	1,516,091
Property, plant and equipment net book value	18,336,337	29,498,640
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	3,327,397	3,245,401
Additions	119,375	85,152
Transfers	532,835	90
Disposals	(1,548)	(3,246)
Property, plant and equipment cost, ending	3,978,059	3,327,397
Property, plant and equipment depreciation, beginning	2,878,295	2,827,456
Depreciation for the year	104,770	54,082
Disposals and impairment	13,890	(3,243)
Transfers	0	0
Property, plant and equipment depreciation, ending	2,996,955	2,878,295
Property, plant and equipment net book value	$ 981,104	$ 449,102